Expense Example, No Redemption - Class C	Prospectus#1 Delaware Ivy Accumulative Fund Expense Example, No Redemption, 1 Year	Prospectus#1 Delaware Ivy Accumulative Fund Expense Example, No Redemption, 3 Years	Prospectus#1 Delaware Ivy Accumulative Fund Expense Example, No Redemption, 5 Years	Prospectus#1 Delaware Ivy Accumulative Fund Expense Example, No Redemption, 10 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Expense Example, No Redemption, 1 Year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Expense Example, No Redemption, 3 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Expense Example, No Redemption, 5 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Expense Example, No Redemption, 10 Years
USD ($)	190	652	1,141	2,489	207	640	1,098	2,369